SHARE-BASED PAYMENTS - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of dividend equivalent shares granted (in shares)	1.5	1.2
Executive Performance Share Plan (EPSP)
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	25.0	23.0
Number of shares, Granted	14.0	11.0
Number of shares, Forfeited	(8.0)	(5.0)
Number of shares, Vested	(3.0)	(4.0)
Number of shares, Non-vested ending balance	28.0	25.0
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 8.53	£ 9.50
Weighted average fair value, Granted (pound per share) | £ / shares	5.64	7.38
Weighted average fair value, Forfeited (pound per share) | £ / shares	8.79	9.80
Weighted average fair value, Vested (pound per share) | £ / shares	10.25	9.49
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 6.84	£ 8.53
Bonus-related Share Awards
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	12.0	12.0
Number of shares, Granted	9.0	7.0
Number of shares, Forfeited	(2.0)	(1.0)
Number of shares, Vested	(6.0)	(6.0)
Number of shares, Non-vested ending balance	13.0	12.0
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 8.73	£ 9.03
Weighted average fair value, Granted (pound per share) | £ / shares	5.92	8.20
Weighted average fair value, Forfeited (pound per share) | £ / shares	6.97	8.61
Weighted average fair value, Vested (pound per share) | £ / shares	9.24	8.77
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 6.77	£ 8.73
Leadership Share Awards
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	13.0	12.0
Number of shares, Granted	12.0	5.0
Number of shares, Forfeited	(1.0)	(1.0)
Number of shares, Vested	(4.0)	(3.0)
Number of shares, Non-vested ending balance	20.0	13.0
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 8.21	£ 8.48
Weighted average fair value, Granted (pound per share) | £ / shares	3.20	8.72
Weighted average fair value, Forfeited (pound per share) | £ / shares	7.70	8.44
Weighted average fair value, Vested (pound per share) | £ / shares	9.27	10.26
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 4.92	£ 8.21